Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Components of Operating Lease Costs

The components of operating lease costs were as follows:

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Operating lease cost	$2,427	$2,678
Short-term lease cost	504	145
Variable lease cost	57	147
Total net lease costs	$2,988	$2,970

Supplemental balance sheet information related to operating leases is as follows:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Operating lease ROU assets	$16,414	$16,308
Operating lease liabilities, current	$5,736	$3,996
Operating lease liabilities, long-term	$17,493	$18,674
Weighted average remaining lease term (in years)	7.52	7.98
Weighted average discount rate	4.58%	4.65%

Schedule of Minimum Lease Payments for the Company’s ROU Assets

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2026, are as follows:

Operating Leases
2026	$2,339
2027	5,776
2028	2,974
2029	2,437
2030	2,492
Thereafter	12,376

Total undiscounted lease payments	28,394
Less: imputed interest	(5,165)

Present value of lease liabilities	$23,229